Preferred share financing of Zhuan Zhuan (Details) $ in Millions, ¥ in Billions			1 Months Ended
	Oct. 12, 2015 CNY (¥)	Oct. 12, 2015 USD ($)	Apr. 28, 2017 USD ($)
Proceeds from issuance of preference stock	¥ 1.9	$ 290.0	$ 200.0
Series A Preference Shares [Member]
Preferred Stock, Redemption Terms			Pursuant to the share subscription agreement entered into between Zhuan Zhuan Holding and Tencent, Tencent has the right to require Zhuan Zhuan Holding to redeem the preferred shares that it held at its original issuance price plus 8% simple interest per annum if Zhuan Zhuan Holding does not complete a qualified IPO.